Investment in Other Entities (Details) - Schedule of net income from equity method investments - GREP [Member] - USD ($) $ in Thousands		3 Months Ended		9 Months Ended
		Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Investment in Other Entities (Details) - Schedule of net income from equity method investments [Line Items]
Revenue	[1]	$ 42,158		$ 47,247	$ 14,181
Gross profit		33,053		34,665	6,459
Net income		31,356		29,615	5,400
Net income from equity method investments	[2]	$ 3,694		$ 3,658	$ 2,392

[1]	Revenues include a realized gain of $32,796 from commodity swap contracts on our equity method investment, GREP for the three and nine months ended September 30, 2022.
[2]	Net income from equity method investments represents our portion of the net income from equity method investments in Pine Bend, Noble Road and GREP for the three and nine months ended September 30, 2022 and Beacon for the three and nine months ended September 30, 2021.